Remuneration of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remuneration and other benefits paid to key management personnel
Fixed remuneration	$ 6,068	$ 5,625	$ 5,611
Variable remuneration		3,710	4,007
Contributions to pension plans and insurance policies	379	215	285
Share-based compensation	1,777	1,738
Termination benefits	2,284		22,672
Other remuneration	23	17	177
Total	10,531	11,305	32,752
Key management personnel
Remuneration and other benefits paid to key management personnel
Loans and advances granted	$ 0	$ 0	$ 0